Voya Mutual Funds

Voya Global Perspectives® Fund

(the “Fund”)

Supplement dated November 8, 2019

to the Fund’s Class A, Class C, Class I, Class R, Class T and Class W shares Prospectus and Statement of Additional Information each dated February 28, 2019

(the “Prospectus”) and (the “SAI”)

Effective October 31, 2019, Karyn Cavanaugh, CFA, no longer serves as a portfolio manager for the Fund.

Effective Immediately, the Fund’s Prospectus and SAI are revised as follows:

1.	All references to Karyn Cavanaugh as a portfolio manager for the Fund are hereby removed from the Fund’s Prospectus and SAI.

PLEASE RETAIN SUPPLEMENT FOR FUTURE REFERENCE